Deferred Tax Assets and Liabilities - Narrative (Details) - Deferred tax liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of translation	$ 3	$ (27)
Temporary Difference, Net Investment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of translation	$ 2,200	$ 2,600